Segment and Revenue by Geography and by Major Customer (Details) - Schedule of Table Shows Revenue by Geography - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 84,161	$ 90,715	$ 70,684
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	3,086	2,803	1,670
China [Member]
Segment Reporting Information [Line Items]
Revenues	9,578	9,609	15,574
Hong Kong [Member]
Segment Reporting Information [Line Items]
Revenues	7,211	15,157	13,964
United States [Member]
Segment Reporting Information [Line Items]
Revenues	7,330	17,494	10,842
Japan [Member]
Segment Reporting Information [Line Items]
Revenues	7,445	9,238	7,669
GERMANY
Segment Reporting Information [Line Items]
Revenues	8,347	6,724	3,361
Hungary [Member]
Segment Reporting Information [Line Items]
Revenues	21,126	11,205	5,978
Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 20,038	$ 18,485	$ 11,626